Litigation, regulatory and similar matters (Narrative) (Detail) - 6 months ended Jun. 30, 2025 € in Thousands, $ in Thousands, SFr in Millions	CHF (SFr)	EUR (€)	USD ($)	USD ($)
Minimum
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Estimated losses not covered by existing provisions				$ 0
Maximum
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Estimated losses not covered by existing provisions				$ 3,100,000
Inquiries regarding cross-border wealth management businesses | Investigations in France | UBS
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Fine decision French Court | €		€ 3,700,000
Civil damages award announcement of the French Court | €		800,000
Inquiries regarding cross-border wealth management businesses | Investigations in France involving UBS AG | UBS
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Bail ("caution") ordered to be paid | €		1,100,000
Fine decision French Court of Appeal | €		3,750
Bail ("caution") ordered to be confiscated, verdict of the French Court of Appeal | €		1,000,000
Civil damages award, verdict of the French Court of Appeal | €		800,000
Confiscation overturned French Supreme Court | €		1,000,000
Fine overturned French Supreme Court | €		3,750
Civil damages award overturned French Supreme Court | €		800,000
Civil damages award reimbursed | €		800,000
Inquiries regarding cross-border wealth management businesses | Investigations in the US involving Credit Suisse Services AG | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
US Department of Justice plea agreement and non-prosecution agreement penalties restitution and forfeiture			$ 511,000
Inquiries regarding cross-border wealth management businesses | Investigations in the US involving Credit Suisse Services AG | Credit Suisse | Litigation, regulatory and similar matters | Non-core and Legacy
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Net increase in provisions			41,000
Madoff | claims filed in Luxembourg by liquidators of two Luxembourg funds against UBS entities, non-UBS entities and certain individuals | UBS
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Minimum total claims against all defendants | €		2,100,000
Madoff | claims filed in the US by BMIS Trustee against UBS entities and various other parties | UBS
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Minimum total claims against all defendants			2,000,000
Amounts claimed			125,000
Foreign exchange, LIBOR and benchmark rates, and other trading practices | UBS
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Fine provided in announcement of the European Commission | €		172,000
Mortgage-related matters | DOJ RMBS settlement | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Agreement with the DOJ to resolve all of Credit Suisse's outstanding Consumer Relief Obligations under the 2017 settlement			300,000
Mortgage-related matters | Action brought by Asset Backed Securities Corporation Home Equity Loan Trust, Series 2006-HE7 | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed			374,000
Mortgage-related matters | Action brought by Home Equity Asset Trust, Series 2006-8 | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed			436,000
Mortgage-related matters | Action brought by Home Equity Asset Trust 2007-1 | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed			420,000
Damages awarded New York State court			66,000
Mortgage-related matters | Action brought by Home Equity Asset Trust 2007-2 | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed			495,000
Rates-related matters | Foreign exchange trading business | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Fine provided in announcement of the European Commission | €		83,300
Reduced fine provided in the judgement issued by the European General Court | €		€ 28,900
Customer account matters | Former relationship manager | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Damage award Geneva criminal court			130,000
Customer account matters | Singapore civil lawsuits | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Revised damage award Singapore International Commercial Court			461,000
Customer account matters | Bermuda civil lawsuits | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Civil damage award Supreme Court of Bermuda			$ 607,350
Bermuda statutory rate	3.50%	3.50%	3.50%
Bulgarian former client matter | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Fine decision Swiss Federal Criminal Court | SFr	SFr 2
Client assets seized decision Swiss Federal Criminal Court | SFr	12
Compensatory claim ordered decision Swiss Federal Criminal Court | SFr	SFr 19